Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

7.    Property, Plant and Equipment, Net

Property and equipment and related accumulated depreciation were as follows:

	December 31,	December 31,
	2020	2021
Mold and tooling	2,411,164	2,354,411
Charging & battery swap equipment	721,583	2,279,893
Leasehold improvements	997,191	1,876,294
Construction in process	177,457	1,304,548
Buildings and constructions	862,603	875,562
Production facilities	787,039	831,776
Computer and electronic equipment	372,956	575,364
R&D equipment	432,781	552,956
Purchased software	409,445	493,374
Others	374,219	455,063
Subtotal	7,546,438	11,599,241
Less: Accumulated depreciation	(2,470,028)	(4,131,352)
Less: Accumulated impairment	(80,182)	(68,373)
Total property and equipment, net	4,996,228	7,399,516

The Group recorded depreciation expenses of RMB993,070, RMB1,041,011 and RMB1,702,559 for the years ended December 31, 2019, 2020 and 2021, respectively.